SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 24,127,849	$ 25,817,619	$ 9,742,509
Less: Finance Charges component	(11,365,196)	(12,832,744)	(8,411,649)
Lease liabilities	12,762,653	12,984,875	1,330,860
Lease liabilities – Current	1,325,839	1,590,538	436,271
Lease liabilities - Non-Current	11,436,814	11,394,337	894,589
Lease liabilities	12,762,653	12,984,875	1,330,860
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	1,702,541	1,664,966	436,270
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	6,144,383	6,280,716	298,594
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 16,280,925	$ 17,871,937	$ 9,007,645